Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital [Member]	Shareholder transaction reserve [Member]	Translation reserve [Member]	Capital reserve [Member]	Accumulated profit/(loss) [Member]	Total Equity Attributable to Kenon shareholders [Member]	Non-controlling interests [Member]	Total
Balance at Dec. 31, 2017	$ 1,267,210	$ 3,540	$ (1,592)	$ 19,297	$ (305,337)	$ 983,118	$ 68,229	$ 1,051,347
Transactions with owners, recognised directly in equity Contributions by and distributions to owners
Share-based payment transactions				1,411		1,411	403	1,814
Cash distribution to owners of the Company	(664,760)					(664,760)		(664,760)
Dividend to holders of non-controlling interests in subsidiaries							(8,219)	(8,219)
Dividends declared and paid					(100,118)	(100,118)		(100,118)
Transactions with controlling shareholder		(3,540)				(3,540)		(3,540)
Total contributions by and distributions to owners	(664,760)	(3,540)		1,411	(100,118)	(767,007)	(7,816)	(774,823)
Changes in ownership interests in subsidiaries
Acquisition of non-controlling interests without a change in control					336	336	4	340
Acquisition of subsidiary with non-controlling interests							207	207
Total changes in ownership interests in subsidiaries					336	336	211	547
Total comprehensive income for the year
Net profit for the year					434,213	434,213	10,625	444,838
Other comprehensive income for the year, net of tax			2,394	(3,854)	(177)	(1,637)	(4,554)	(6,191)
Total comprehensive income for the year			2,394	(3,854)	434,036	432,576	6,071	438,647
Balance at Dec. 31, 2018	602,450		802	16,854	28,917	649,023	66,695	715,718
Transactions with owners, recognised directly in equity Contributions by and distributions to owners
Share-based payment transactions				1,222		1,222	324	1,546
Dividends declared and paid					(65,169)	(65,169)	(33,123)	(98,292)
Total contributions by and distributions to owners				1,222	(65,169)	(63,947)	(32,799)	(96,746)
Changes in ownership interests in subsidiaries
Sale of subsidiary							299	299
Dilution in investment in subsidiary					41,863	41,863	34,537	76,400
Acquisition of non-controlling interests without a change in control				(1,234)		(1,234)	(450)	(1,684)
Total changes in ownership interests in subsidiaries				(1,234)	41,863	40,629	34,386	75,015
Total comprehensive income for the year
Net profit for the year					(13,359)	(13,359)	15,801	2,442
Other comprehensive income for the year, net of tax			17,087	(2,880)	(3,201)	11,006	4,353	15,359
Total comprehensive income for the year			17,087	(2,880)	(16,560)	(2,353)	20,154	17,801
Balance at Dec. 31, 2019	602,450		17,889	13,962	(10,949)	623,352	88,436	711,788
Transactions with owners, recognised directly in equity Contributions by and distributions to owners
Share-based payment transactions				874		874	236	1,110
Dividends declared and paid					(120,133)	(120,133)	(12,412)	(132,545)
Total contributions by and distributions to owners				874	(120,133)	(119,259)	(12,176)	(131,435)
Changes in ownership interests in subsidiaries
Dilution in investment in subsidiary					80,674	80,674	136,170	216,844
Acquisition of non-controlling interests without a change in control				(4,109)		(4,109)	(1,498)	(5,607)
Total changes in ownership interests in subsidiaries				(4,109)	80,674	76,565	134,672	211,237
Total comprehensive income for the year
Net profit for the year					507,106	507,106	(2,881)	504,225
Other comprehensive income for the year, net of tax			(1,993)	(22,070)	3,122	(20,941)	1,134	(19,807)
Total comprehensive income for the year			(1,993)	(22,070)	510,228	486,165	(1,747)	484,418
Balance at Dec. 31, 2020	$ 602,450		$ 15,896	$ (11,343)	$ 459,820	$ 1,066,823	$ 209,185	$ 1,276,008